As filed with the Securities and Exchange Commission on February 11, 2022

Securities Act File No. 333-261047

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2
REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933

☒ Pre-Effective Amendment No. 6

☐ Post-Effective Amendment No.

Altmore BDC, Inc.

(Exact name of registrant as specified in charter)

7950 Jones Branch Drive, Suite 830 North

McLean, Virginia 22102

(703) 861-3964

(Address and telephone number, including area code, of principal executive offices)

Hyung-Jin Patrick Kim

Altmore BDC, Inc.

7950 Jones Branch Drive, Suite 830 North

McLean, Virginia 22102

(Name and address of agent for service)

Copies to:

Steven B. Boehm Payam Siadatpour Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, D.C. 20001-3980 Tel: (202) 383-0100 Fax: (202) 637-3593	Brad L. Shiffman Thomas R. Westle Blank Rome LLP 1271 Avenue of the Americas New York, NY 10020 Tel: (212) 885-5000 Fax: (212) 885-5001

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

☐   Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☐   Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐   Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐   Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐   Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

 It is proposed that this filing will become effective (check appropriate box):

☐  when declared effective pursuant to Section 8(c).

If appropriate, check the following box:

☐   This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐   This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐   This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

☐   This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:

          .

Check each box that appropriately characterizes the Registrant:

☐   Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☒  Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

☐   Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐   A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐   Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☒  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”)).

☐   If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.

☒  New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Common Stock, $0.001 par value per share	$150,000,000	$13,905	(2)

(1)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of determining the registration fee.

(2)	Previously Paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 6 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to update an exhibit in Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 6 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The prospectus and financial statements are unchanged, have been omitted, and are incorporated herein by reference.

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1)	Index to Seed Stage Financial Statements

(2)	Index to Audited Schedule of Investments

Report of Independent Registered Public Accounting Firm	F-13
Schedule of Investments	F-14
Notes to the Schedule of Investments	F-15

(3)	Index to Unaudited Financial Statements

AUDITED FINANCIAL STATEMENTS

(2)	Exhibits

(a)(1)	Articles of Incorporation (incorporated by reference to Exhibit (a)(1) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(a)(2)	Articles of Amendment and Restatement (incorporated by reference to Exhibit (a)(2) to the Company’s Registration Statement on Form N-2, filed on December 22, 2021).

(b)	Bylaws of the Registrant (incorporated by reference to Exhibit (b) to the Company’s Registration Statement on Form N-2, filed on December 22, 2021).

(e)	Distribution Reinvestment Plan (incorporated by reference to Exhibit (e) to the Company’s Registration Statement on Form N-2, filed on January 14, 2022).

(g)	Investment Advisory Agreement (incorporated by reference to Exhibit (g) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(h)	Form of Underwriting Agreement*

(j)	Custodian Agreement (incorporated by reference to Exhibit (j) to the Company’s Registration Statement on Form N-2, filed on December 22, 2021).

(k)(1)	Administration Agreement (incorporated by reference to Exhibit (k)(1) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(k)(2)	License Agreement, dated October 18, 2021, between the Company and the Adviser (incorporated by reference to Exhibit (k)(2) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(k)(3)	Form of Indemnification Agreement (incorporated by reference to Exhibit (k)(3) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(k)(4)	Secured Promissory Note, dated January 10, 2022 (incorporated by reference to Exhibit (k)(4) to the Company’s Registration Statement on Form N-2, filed on February 4, 2022).

(l)(1)	Opinion and consent of Eversheds Sutherland (US) LLP (incorporated by reference to Exhibit (l)(1) to the Company’s Registration Statement on Form N-2, filed on January 14, 2022)

(l)(2)	Opinion and consent of Dentons US LLP (incorporated by reference to Exhibit (l)(2) to the Company’s Registration Statement on Form N-2, filed on January 14, 2022)

(n)	Consent of Independent Registered Public Accounting Firm (incorporated by reference to Exhibit (n) to the Company’s pre-effective amendment No. 4 to the Registration Statement on Form N-2, filed on February 9, 2022).

(p)(1)	Subscription Agreement, dated October 25, 2021, between the Company and the Adviser (incorporated by reference to Exhibit (p) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(p)(2)	Subscription Agreement, dated January 12, 2022, between the Company and the Adviser (incorporated by reference to Exhibit (p)(2) to the Company’s Registration Statement on Form N-2, filed on January 14, 2022).

(r)	Code of Ethics (incorporated by reference to Exhibit (r) to the Company’s Registration Statement on Form N-2, filed on November 12, 2021).

(s)	Calculation of Filing Fee Table (incorporated by reference to Exhibit (s) to the Company’s pre-effective amendment No.4 to the Registration Statement on Form N-2, filed on February 9, 2022).

*	Filed Herewith.
**	To be filed by pre-effective amendment.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” in this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Amount
U.S. Securities and Exchange Commission registration fee	$13,905
FINRA Filing Fee	23,000
Nasdaq listing fees	50,000
Printing expenses(1)	25,000
Legal fees and expenses(1)	750,000
Accounting fees and expenses(1)	115,000
Miscellaneous(1)	[ ]
Total(1)	$926,905

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by the Registrant.

Item 28. Persons Controlled by or Under Common Control

Immediately prior to this offering, Altmore Debt I, LP and the Adviser will own 100% of the Company’s outstanding common stock. Immediately following the completion of this offering, Altmore Debt I, LP and the Adviser’s share ownership is expected to represent 50.7% of the Company’s outstanding common stock.

See “Management,” “Certain Relationships and Transactions” and “Control Persons and Principal Stockholders” in the Prospectus contained herein.

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Item 29. Number of Holders of Securities

The following table sets forth the number of record holders of the Registrant’s capital stock at January 10, 2022.

Title of Class	Number of Record Holders
Common stock, $0.001 par value	1

Item 30. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision eliminating the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment and that is material to the cause of action. Our charter contains such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Maryland law requires a corporation (unless its charter provides otherwise, which our charter does not) to indemnify a director or officer who has been successful, on the merits or otherwise, in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. Under Maryland law, a Maryland corporation may not indemnify a director or officer in a suit by the corporation or in its right in which the director or officer was adjudged liable to the corporation or in a suit in which the director or officer was adjudged liable on the basis that a personal benefit was improperly received. Nevertheless, a court may order indemnification if it determines that the director or officer is fairly and reasonably entitled to indemnification, even though the director or officer did not meet the prescribed standard of conduct or was adjudged liable on the basis that personal benefit was improperly received. However, indemnification for an adverse judgment in a suit by the corporation or in its right, or for a judgment of liability on the basis that a personal benefit was improperly received, is limited to expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer in advance of final disposition of a proceeding upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

Our charter obligates us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, partnership, joint venture, trust, limited liability company, employee benefit plan or other enterprise as a director, officer, partner, trustee, employee, or agent, who is made, or threatened to be made, a party to, or witness in, a proceeding by reason of his or her service in such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her status as such, and to pay or reimburse their reasonable expenses in advance of final disposition of a proceeding. Our bylaws permit us to indemnify and advance expenses to employees and agents who are not officers or directors to the extent permissible under the MGCL and the 1940 Act and as may be determined by our Board of Directors. In accordance with the 1940 Act, we will not indemnify any person for any liability to which such person would be subject by reason of such person’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

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The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with it are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of the Adviser’s services under the Investment Advisory Agreement or otherwise as our investment adviser.

The Administration Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, the Adviser and its officers, managers, partners, members (and their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with it are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of its services under the Administration Agreement or otherwise as our administrator.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of us pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of us in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

We have entered into indemnification agreements with our directors. The indemnification agreements are intended to provide our directors the maximum indemnification permitted under Maryland law and the 1940 Act.  Each indemnification agreement provides that we shall indemnify the director who is a party to the agreement (an “Indemnitee”), including the advancement of legal expenses, if, by reason of his or her corporate status, the Indemnitee is, or is threatened to be, made a party to or a witness in any threatened, pending, or completed proceeding, to the maximum extent permitted by Maryland law and the 1940 Act.

Item 31. Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation, or employment of a substantial nature in which the Registrant’s investment adviser, and each executive officer of the investment adviser, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Business — The Investment Adviser,” “Management — Board of Directors and Executive Officers — Directors,” “— Executive Officers,” “Portfolio Management” and “Investment Advisory Agreement.” Additional information regarding our investment adviser and its officers is set forth in its Form ADV, as filed with the Securities and Exchange Commission (SEC File No. 801-120486), and is incorporated herein by reference.

Item 32. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1) the Registrant, Altmore BDC, Inc., 7950 Jones Branch Drive, Suite 830 North, McLean, Virginia 22102;

(2) the Transfer Agent, SS&C Technologies, Inc., 4 Times Square, 6th Floor, New York, New York 10036;

(3) the Custodian, Millennium Trust Company, LLC, 2001 Spring Road, Oak Brook, IL 60523; and

(4) the Investment Adviser and Administrator, Altmore Capital Investment Management, LLC, 7950 Jones Branch Drive, Suite 830 North, McLean, Virginia 22102.

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Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1) Registrant undertakes to suspend the offering of the shares of common stock covered hereby until it amends its prospectus contained herein if (a) subsequent to the effective date of this Registration Statement, its NAV per share of common stock declines more than 10% from its NAV per share of common stock as of the effective date of this Registration Statement, or (b) its NAV per share of common stock increases to an amount greater than its net proceeds as stated in the prospectus contained herein.

(2) Not applicable.

(3) Not applicable.

(4) Registrant undertakes:

(a) For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 424(b)(1) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

(b) For purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities at that time and shall be deemed to be the initial bona fide offering thereof.

(5) Not applicable.

(6) Not applicable.

(7)  We hereby undertake to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tysons, and the State of Virginia on the 11th day of February, 2022.

ALTMORE BDC, INC.

By:	/s/ Hyung-Jin Patrick Kim
Name: Hyung-Jin Patrick Kim
Title: President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 11, 2022.

Name	Title

/s/ Hyung-Jin Patrick Kim
Hyung-Jin Patrick Kim	President and Director

*
Steven Ham	Chairman of the Board, Director

*
Yul Kwon	Director

*
Mina Guiahi	Director

*
George Stelljes III	Director

* Signed by Hyung-Jin Patrick Kim pursuant to a power of attorney signed by each individual and filed with this Registration Statement on November 12, 2021.

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